Long-Term Debt (Details) - Schedule of long-term debt - USD ($) $ in Thousands	Dec. 31, 2022	Feb. 18, 2022	Dec. 31, 2021
Schedule of Long Term Debt [Abstract]
Equipment financing	$ 47,020	$ 32,000	$ 11,039
Volta note payable	127		128
Total long-term debt	47,147		11,167
Less current portion of long-term debt	(43,054)		(10,257)
Non-current portion of long-term debt	$ 4,093		$ 910